INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Operating loss carryforwards	$ 20,171	$ 17,627
Capital loss carryforwards	148	143
Allowance for doubtful accounts	14	13
Tax credit carryforwards	560	560
Accrued expenses and other	691	682
Total deferred tax assets	21,584	19,025
Deferred tax liabilities:
Depreciation of property and equipment	(62)	(111)
Deferred tax assets net of deferred tax liabilities before valuation allowance	21,522	18,914
Valuation allowance	(21,046)	(18,478)
Deferred tax assets, net	$ 476	$ 436